Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 64.1%
Penn Series Flexibly Managed Fund*	41,138	$3,125,653
Penn Series Index 500 Fund*	356,427	11,231,026
Penn Series Large Cap Growth Fund*	17,887	507,988
Penn Series Large Cap Value Fund*	115,972	4,139,043
Penn Series Large Core Value Fund*	122,427	3,074,143
Penn Series Large Growth Stock Fund*	9,863	504,694
Penn Series Mid Cap Growth Fund*	33,956	1,014,949
Penn Series Mid Cap Value Fund*	43,597	1,017,542
Penn Series Mid Core Value Fund*	87,380	2,554,993
Penn Series Real Estate Securities Fund*	55,537	1,503,952
Penn Series Small Cap Growth Fund*	20,559	1,012,715
Penn Series Small Cap Index Fund*	59,315	1,519,051
Penn Series SMID Cap Growth Fund*	26,627	1,020,086
Penn Series SMID Cap Value Fund*	33,751	1,013,199
TOTAL AFFILIATED EQUITY FUNDS (Cost $30,989,674)		33,239,034

AFFILIATED FIXED INCOME FUNDS — 8.4%
Penn Series High Yield Bond Fund*	106,504	1,616,739
Penn Series Limited Maturity Bond Fund*	216,392	2,748,178
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,409,062)		4,364,917

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.8%
Penn Series Developed International Index Fund*	362,877	4,590,390
Penn Series Emerging Markets Equity Fund*	300,120	3,112,243
Penn Series International Equity Fund*	202,872	6,213,981
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $15,130,277)		13,916,614

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $384,817)	384,817	384,817
TOTAL INVESTMENTS — 100.0% (Cost $50,913,830)		$51,905,382
Other Assets & Liabilities — (0.0)%		(10,385)
TOTAL NET ASSETS — 100.0%		$51,894,997

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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